Risk Management (Details 23) - Prudential - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Calculation basis - Capital Adequacy Ratio
Tier I capital		R$ 90,322,147	R$ 80,084,744
Common Equity		81,090,060	75,079,777
Shareholders' equity		121,120,869	110,457,476
Minority / Other		169,606	68,072
Prudential adjustments	[1]	(40,200,415)	(35,445,771)
Additional Capital	[2]	9,232,087	5,004,967
Tier II capital		27,618,026	24,588,090
Subordinated debts (Resolution No. 4.192/13)		22,416,933	16,947,024
Subordinated debts (prior to Resolution No. 4.192/13)		5,201,093	7,641,066
Reference Equity (a)		117,940,173	104,672,834
Credit risk		598,057,619	554,928,771
Market risk	[3]	10,407,258	8,908,205
Operational risk		53,150,786	47,605,162
Risk-weighted assets - RWA (b)		661,615,663	611,442,138
Banking Book's Interest Rate Risk		5,180,343	3,527,467
Margin (Capital Buffer)	[4]	R$ 34,911,835	R$ 34,226,583
Basel ratio (a/b)		17.80%	17.10%
Tier I capital		13.70%	13.10%
- Principal capital		12.30%	12.30%
- Additional Capital		1.40%	0.80%
Tier II capital		4.20%	4.00%

[1]	As from January 2018, the factor applied to prudential adjustments went from 80% to 100%, according to the timeline for application of deductions of prudential adjustments, defined in Article 11 of Resolution No. 4,192/13. Includes the positive effects of Resolution No. 4,680/18, reducing the impact of deferred tax assets arising from tax losses;
[2]	Authorization of subordinated debts to compose Tier I in the amount of R$4,179 thousand (R$1,737 thousand in December 2018 and R$2,442 thousand in January 2019).
[3]	For purposes of calculation of the market risk, the capital requirement will be the maximum between the internal model and 80% of the standard model, pursuant to Circular Letters No. 3,646 and 3,674 of the Central Bank of Brazil;
[4]	Margin: Minimum (PR - PRE; PR Level I - RWA*6%; PR - RWA*4.5%) - Additional Common Equity;